As filed with the Securities and Exchange Commission on June 3, 2020
Securities Act File No. 333-94671
Investment Company Act File No. 811-09781

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 199	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 199	[X]

PFS Funds
(Exact Name of Registrant as Specified in Charter)

1939 Friendship Drive, Suite C, El Cajon, California 92020
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (619) 588-9700

CT Corporation
155 Federal St., Suite 700, Boston, MA 02110
(Name and Address of Agent for Service)

With Copies to:

Ross Provence	John H. Lively
PFS Funds	Practus, LLP
1939 Friendship Drive, Suite C	11300 Tomahawk Creek Parkway, Ste. 310
El Cajon, California 92020	Leawood, KS 66211

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b);
[X] on July 1, 2020 pursuant to paragraph (b);
[ ] 60 days after filing pursuant to paragraph (a)(1);
[ ] on (date) pursuant to paragraph (a)(1);
[ ] 75 days after filing pursuant to paragraph (a)(2); or
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A (“PEA No. 199”) for PFS Funds (the “Trust”) applies only to the Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund and the Conquer Risk Defensive Bull Fund, each a series of the Trust. PEA No. 199 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 192 to the Trust’s Registration Statement on Form N-1A (“PEA No. 192”). PEA No. 192 (accession number 0001413042-20-000076) was filed with the Commission on March 25, 2020 pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933 and was scheduled to become effective on 75 days after filing. PEA No. 192 also applied only to the Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund and the Conquer Risk Defensive Bull Fund. Part A (Prospectus), Part B (Statement of Additional Information) and Part C of PEA No. 192 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 199 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 3rd day of June, 2020.

PFS Funds By: /s/ Ross C. Provence Ross C. Provence, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 199 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date

/s/ Ross C. Provence	President of the Funds	June 3, 2020
Ross C. Provence

/s/ Jeffrey R. Provence	Secretary, Treasurer / Principal Financial Officer	June 3, 2020
Jeffrey R. Provence	and Trustee of the Funds

/s/ Thomas H. Addis III*	Trustee of the Funds	June 3, 2020
Thomas H. Addis III

/s/ Allen C. Brown*	Trustee of the Funds	June 3, 2020
Allen C. Brown

/s/ George Cossolias*	Trustee of the Funds	June 3, 2020
George Cossolias, CPA

* By: /s/ Jeffrey R. Provence Jeffrey R. Provence, Secretary, Treasurer / Principal Financial Officer and Attorney-In-Fact Date: June 3, 2020